UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     05/03/2011

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:        $283,023
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----
APPLIED MATERIALS INC			COM	38222105	11810414.25	 754620  SH 	Sole	N/A	Sole
CISCO SYSTEMS INC [NMS]			COM	17275R102	11368810.66	 661670  SH 	Sole	N/A	Sole
PFIZER INC				COM	717081103	11626470.00	 572050  SH 	Sole	N/A	Sole
INTEL CORP				COM	458140100	11359133.25	 564370  SH 	Sole	N/A	Sole
WESTERN UNION CO (NYS)			COM	959802109	11271474.14	 541260  SH 	Sole	N/A	Sole
CA INC					COM	12673P105	11874839.04	 491680  SH 	Sole	N/A	Sole
BRISTOL-MYERS SQUIBB CO			COM	110122108	11547616.66	 437070  SH 	Sole	N/A	Sole
AVON PRODUCTS INC			COM	54303102	11502740.34	 423800  SH 	Sole	N/A	Sole
TEXAS INSTRUMENTS INC			COM	882508104	11626943.91	 335990  SH 	Sole	N/A	Sole
ELI LILLY & CO				COM	532457108	11713407.21	 332670  SH 	Sole	N/A	Sole
HEWLETT-PACKARD CO[NYS]			COM	428236103	11356397.97	 276660  SH 	Sole	N/A	Sole
OMNICOM GROUP				COM	681919106	11729722.04	 239390  SH 	Sole	N/A	Sole
HJ HEINZ CO (NYS)			COM	423074103	11485527.17	 235160  SH 	Sole	N/A	Sole
COMPUTER SCIENCES CORP			COM	205363104	9546760.40	 195740  SH 	Sole	N/A	Sole
PROCTER & GAMBLE CO			COM	742718109	12052181.84	 195470  SH 	Sole	N/A	Sole
JOHNSON & JOHNSON			COM	478160104	11552322.16	 194750  SH 	Sole	N/A	Sole
KIMBERLY - CLARK CORP			COM	494368103	11934042.00	 182520  SH 	Sole	N/A	Sole
COLGATE-PALMOLIVE CO			COM	194162103	12252792.84	 151530  SH 	Sole	N/A	Sole
DIAMOND OFFSHORE DRILLING		COM	25271C102	11744942.16	 150460  SH 	Sole	N/A	Sole
WHIRLPOOL CORP				COM	963320106	12071388.84	 140940  SH 	Sole	N/A	Sole
UNITED TECHNOLOGIES CORP		COM	913017109	11941569.24	 140920  SH 	Sole	N/A	Sole
3M CO					COM	88579Y101	10996981.80	 117770  SH 	Sole	N/A	Sole
CHEVRON CORP				COM	166764100	11679637.80	 108360  SH 	Sole	N/A	Sole
INTL BUSINESS MACHINES CORP(NYS)	COM	459200101	11795505.90	 72250  SH 	Sole	N/A	Sole
CONAGRA FOODS INC			COM	205887102	475421.19	 20000  SH 	Sole	N/A	Sole
REYNOLDS AMERICAN INC			COM	761713106	570683.86	 16000  SH 	Sole	N/A	Sole
GENERAL MILLS INC			COM	370334104	428446.44	 11700  SH 	Sole	N/A	Sole
HERSHEY CO/THE				COM	427866108	479393.84	 8800  SH 	Sole	N/A	Sole
KELLOGG CO				COM	487836108	438169.38	 8100  SH 	Sole	N/A	Sole
COCA-COLA CO/THE			COM	191216100	524614.92	 7900  SH 	Sole	N/A	Sole
CLOROX COMPANY (NYS)			COM	189054109	455748.85	 6500  SH 	Sole	N/A	Sole
CME GROUP 				COM	12572Q105	1809300.00 	 6000  SH 	Sole	N/A	Sole



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